EXHIBIT-99.1 to FORM ABS-15G    Deutsche Mortgage & Asset Receiving Corporation

Name of Issuing Entity	Check if Registered	Name of Originator (1)	Total Assets in ABS by Originator (4)			Assets That Were Subject of Demand (4), (5)			Assets That Were Repurchased or Replaced (4), (6)			Assets Pending Repurchase or Replacement (within cure period) (4), (7)			Demand in Dispute (4), (8)			Demand Withdrawn (4), (9)			Demand Rejected (4), (10)
			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)

(a)	(b)	(c)	(d) (3)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)

Asset Class - Commercial Mortgage Loans

Benchmark 2025-V14 Mortgage Trust CIK #: 0002056663	X	Citi Real Estate Funding Inc.	14	354,486,000	37.7
		Goldman Sachs Bank USA	7	147,800,000	15.7
		Barclays Capital Real Estate Inc.	7	130,557,693	13.9
		DBR Investments Co. Limited	2	129,000,000	13.7
		German American Capital Corporation	3	116,300,000	12.4
		Bank of Montreal (2)	3	61,100,000	6.5	1	35,500,000.00	3.8	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	1	35,500,000.00	3.8
Benchmark 2025-V14 Mortgage Trust Total			35	$939,243,693	100.%	1	$35,500,000.00	3.8%	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	0	0.00	0.0	1	$35,500,000.00	3.8%
Commercial Mortgage Loan Total			35	$939,243,693		1	$35,500,000.00		0	0.00		0	0.00		0	0.00		0	0.00		1	$35,500,000.00

(1) “Originator” generally refers to the party identified in securities offering materials at the time of issuance for purposes of meeting applicable SEC disclosure requirements.

(2) Greystone Servicing Company LLC (“Greystone”), as special servicer for Loan No. 12 (Lakeside Place & Shoreline Apartments, the “Loan”), in a letter dated November 7, 2025, requested that Bank of Montreal (“BMO”), as the Mortgage Loan Seller, cure certain alleged breaches of a representation and warranty under the related mortgage loan purchase agreement or, alternatively, repurchase the Loan. In a letter dated November 26, 2025, BMO rejected the demand to cure or repurchase.

(3) The sum of the numerical data in this column does not equal the indicated total because the total reflects one or more mortgage loans that were co-originated and, therefore, portions of such mortgage loan are reflected in the applicable originators’ row.

(4) The numbers of assets or demands (shown in columns (d), (g), (j), (m), (p), (s) and (v)) and the principal balances (shown in columns (e), (h), (k), (n), (q), (t) and (w)) are with respect to BMO’s (or, in the case of columns (d) and (e), the subject originator’s) asset contribution only (without taking into account assets contributed by other originators). However, the percentages of principal balances (shown in columns (f), (i), (l), (o), (r), (u) and (x)) are with respect to the entire securitization pool (taking into account assets contributed by other originators) and based on (i) an aggregate principal balance of approximately $939,243,693.00 at the time of securitization (for column (f)), as shown on the issuing entity's Form 424B2 filed on March 25, 2025, and (ii) an aggregate principal balance of $938,994,729.57 as of December 17, 2025 (for columns (i) and (x)), as shown on the report of the issuing entity prepared by the Certificate Administrator for the distribution dated December 17, 2025.

(5) Reflects assets subject to new demands to repurchase or replace that were received during the reporting period covered by this Form ABS-15G. Activity appearing in the other applicable columns of this table (“Assets That Were Repurchased or Replaced”, “Assets Pending Repurchase or Replacement (within cure period)”, “Demand in Dispute”, “Demand Withdrawn” and “Demand Rejected”) may relate to demands received during or prior to the reporting period covered by this Form ABS-15G. If an asset was subject to a new demand and additional activity during the reporting period covered by this Form ABS-15G, information regarding the asset will appear in this column and the other applicable column in this table.

(6) Reflects assets that were repurchased or replaced during the reporting period covered by this Form ABS-15G. If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

(7) Includes assets for which the representing party has agreed to repurchase or replace such asset but has not yet repurchased or replaced such asset. If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

(8)  Includes assets for which any of the following situations apply as of the end of the reporting period:

a.    A related demand to repurchase or replace such asset was received by the representing party but not yet responded to by the end of the reporting period covered by this Form ABS-15G;

b.    The representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting the most recent such demand and rejecting the repurchase demand but the party demanding repurchase or replacement of such asset has responded to such rejection and continues to assert the merits of its demand; or

c.    The representing party and the party demanding repurchase or replacement of such asset acknowledge that the ongoing dispute over the merits of such demand may not be readily resolved.

If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

(9) Includes assets for which the party demanding the repurchase or replacement of such asset has agreed to rescind its demand. If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

(10) Reflects assets for which the representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting such demand and rejecting the repurchase demand(s) and the party demanding repurchase or replacement of such asset has not responded to the most recent such rejection as of the end of the reporting period covered by this Form ABS-15G.